Liquidity and Going Concern	9 Months Ended
Sep. 30, 2025
Liquidity [Abstract]
Liquidity and Going Concern
3. Liquidity and Going Concern
The Company incurred a net loss of $16.7 million for the nine months ended September 30, 2025. The Company had an accumulated deficit of $510.2 million as of September 30, 2025. Additionally, the Company used net cash of $14.5 million to fund its operating activities for the nine months ended September 30, 2025.
To date, the Company’s operating losses have been funded primarily from outside sources of invested capital from issuance of its common stock, preferred stock, convertible notes and warrants, proceeds from its term loan, line of credit and grant funding. However, the Company has had, and will continue to have, an ongoing need to raise additional cash from outside sources to fund its future clinical development programs, launch the CNSide Test, and fund other operations. There can be no assurance that the Company will be able to continue to raise additional capital in the future. The Company’s inability to raise additional cash would have a material and adverse impact on its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
As disclosed in more detail in Note 13, the Company has entered into various financing agreements and raised capital by issuing convertible notes, its common stock, preferred stock and warrants to purchase its common stock.
Nasdaq Listing Compliance
On March 8, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications staff (the “Staff”) of The Nasdaq Stock Market LLC (the “Nasdaq)”), notifying the Company that it no longer complied with the requirement under Nasdaq Listing Rule 5550(b)(1) to maintain a minimum of $2.5 million in stockholders’ equity (the “Minimum Stockholders’ Equity Requirement”) for continued listing on The Nasdaq Capital Market or the alternative requirements of having a market value of listed securities of $35 million or net income from continuing operations of $500,000 in the most recently completed fiscal year or two of the last three most recently completed fiscal years.
On September 5, 2024, Nasdaq notified the Company that it had not regained compliance with Nasdaq Listing Rule 5550(b)(1). The Company requested a hearing before the Nasdaq hearing panel, and on October 30, 2024, the Company received a decision from the panel, notifying the Company that it had until March 4, 2025, to demonstrate compliance with the Minimum Stockholders’ Equity Requirement.
On March 7, 2025, the Company received notification from Nasdaq that it had regained compliance with the Minimum Stockholders’ Equity Requirement.
Pursuant to Nasdaq Listing Rule 5815(d)(4)(B), the Company is subject to a Mandatory Panel Monitor until March 7, 2026. If the Staff finds the Company again out of compliance with the Minimum Stockholders’ Equity Requirement before that date, the Company would not be permitted to provide the Staff with a plan of compliance with respect to that deficiency and the Staff would not be permitted to grant additional time for the Company to regain compliance with respect to that deficiency, nor would the Company be afforded an applicable cure or compliance period. Instead, the Staff would issue a “Delist Determination Letter” and the Company would have an opportunity to request a Nasdaq hearing panel regarding its continued listing.
Furthermore, on May 16, 2025, the Company received notice from Nasdaq that, because the closing bid price for the Company’s common stock had fallen below $1.00 per share for 30 consecutive business days, the Company no longer complied with the minimum bid price requirement pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”).
Nasdaq’s Minimum Bid Requirement notice has no immediate effect on the listing or trading of the Company’s common stock. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company is provided an initial compliance period of 180 calendar days, or until November 12, 2025, to regain compliance with the Minimum Bid Requirement. To regain compliance, the closing bid price of the Company’s common stock must meet or exceed $1.00 per share for a minimum of 10 consecutive business days prior to November 12, 2025.
If the Company does not achieve compliance with the Minimum Bid Requirement by November 12, 2025, the Company may be eligible for an additional 180 calendar days to regain compliance. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other Nasdaq initial listing standards, with the exception of the Minimum Bid Requirement, and provide written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split if necessary. If the Staff determines that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible for such additional compliance period, Nasdaq will provide notice that the Company’s common stock will be subject to delisting. In the event the Company receives notice that its common stock is being delisted, Nasdaq rules permit the Company to appeal any delisting determination by the Staff.
On May 2, 2025, the stockholders granted discretionary authority to the Company’s board of directors to (i) amend the Company’s Certificate of Incorporation to combine outstanding shares of the Company’s common stock into a lesser number of outstanding shares, or a “reverse stock split,” at a specific ratio within a range of one-for
twenty five
(
1-for-25
)
to a maximum of
one-for-two
hundred fifty
(1-for-250),
with the exact ratio to be determined by the board of directors in its sole discretion; and (ii) effect the reverse stock split, if at all, within twelve (12) months of the date the proposal is approved by stockholders.
In addition, on August 7, 2025, the stockholders granted discretionary authority to the Company’s board of directors to (i) amend the Company’s Certificate of Incorporation to combine outstanding shares of the Company’s common stock into a lesser number of outstanding shares, or a “reverse stock split,” at a specific ratio within a range of one-for
two
(1-for-2)
to a maximum of
one-for-two
hundred fifty
(1-for-250),
with the exact ratio to be determined by the board of directors in its sole discretion; and (ii) effect the reverse stock split, if at all, within twelve (12) months of the date the proposal is approved by stockholders.
On June 3, 2025, the Staff notified the Company that it was not in compliance with the Minimum Stockholders’ Equity Requirement (the “June 3 Letter”). The Company reported stockholders’ equity (deficit) of ($23,641,000) in its Quarterly Report on Form
10-Q
for the period ended March 31, 2025, and, as a result, did not satisfy the Minimum Stockholders’ Equity Requirement pursuant to Listing Rule 5550(b)(1). As a result, the Staff determined to delist the Company’s securities from Nasdaq, unless the Company timely requests an appeal of the Staff’s determination to a Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series. The Company must request a hearing no later than 4:00 p.m. Eastern Time on June 10, 2025. The Company timely requested a hearing, which hearing took place as scheduled on July 15, 2025.
On July 22, 2025, the Panel issued a decision (the “July 2025 Decision”) granting the Company’s request for continued listing on Nasdaq, subject to the Company demonstrating compliance with (1) the Minimum Stockholders’ Equity Requirement pursuant to Listing Rule 5550 (b)(1) by August 14, 2025 by filing a timely public disclosure describing the transactions undertaken by the Company to achieve compliance and demonstrate long-term compliance of the Minimum Stockholders’ Equity Requirement, and by providing an indication of its
equity following those transactions, with the option by including in the public filing a balance sheet not older than 60 days with pro forma adjustments for any significant transactions or events occurring on or before the report date; and (2) the Minimum Bid Requirement by
September 8, 2025
.
On August 22, 2025, the Company received a letter (the “August 2025 Letter”) from Nasdaq confirming its compliance with Nasdaq Listing Rule 5550(b). Specifically, the August 2025 Letter confirmed that the Company was in compliance with both (1) the Market Value of Listing Securities standard under 5550(b)(2), which requires certain companies to maintain a market value of listed securities of at least $35 million as well as compliance with (2) the alternative stockholders’ equity threshold under 5550(b)(1) or the Minimum Stockholders’ Equity Requirement. Accordingly, the Company satisfied two alternative criteria under Nasdaq Listing Rule 5550.
As a result of such compliance, Nasdaq permitted the Company the remainder of the previously announced grace period to regain compliance with the $1.00 bid price rule under Nasdaq Listing Rule 5550(a)(2), through November 12, 2025. Nasdaq previously required that the Company remedy the bid price deficiency by September 8, 2025, a deadline that no longer applies.
The August 2025 Letter also provided that, solely with respect to the Equity Standard, the Company remains subject to a one-year
panel monitoring period, through August 22, 2026. If, within that one-year
monitoring period, the Staff determines that the Company no longer satisfies the Equity Standard (and the Company is not then in compliance with one of the alternative standards under Rule 5550(b)), the Company will not be permitted to provide the Staff with a plan of compliance and the Staff is not permitted to grant additional time to regain compliance with the Equity Standard nor will the Company be afforded an applicable cure or compliance period. Instead, the Staff will issue a delist determination letter, and the Company will have an opportunity to request a new hearing before the Nasdaq Hearings Panel, which request would stay any further action by the Staff pending the ultimate outcome of the hearing.
The Company continues to seek additional capital from other financing alternatives and other sources in order to ensure adequate funding is available to allow the Company to continue research and product development activities. If sufficient capital is not raised, the Company will at a minimum need to significantly reduce or curtail its research and development and other operations, and this would negatively affect its ability to achieve corporate growth goals.
Should the Company fail to raise additional cash, it would have a material adverse impact on its operations.
The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.